Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 16, 2020
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
CIK	dei_EntityCentralIndexKey	0001667919
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 19, 2020
Effective Date	dei_DocumentEffectiveDate	Oct. 19, 2020
Prospectus Date	rr_ProspectusDate	Oct. 19, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A